Income Taxes - Schedule of Significant Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Property and equipment, net	$ 22,538	$ 25,870
Other deferred tax asset	2,326	2,359
Total deferred tax assets	24,864	28,229
Less valuation allowance	(24,173)	(26,417)
Net deferred tax asset	691	1,812
Deferred tax liabilities:
Intangible assets	(6,437)	(9,001)
Ground lease assets	(965)	(1,133)
Debt discount and deferred financing costs	(4,827)	(7,469)
Other deferred tax liabilities	(121)	0
Total deferred tax liabilities	(12,350)	(17,603)
Net deferred tax liability	$ (11,659)	$ (15,791)